LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of ROU assets and lease liabilities related to our operating leases	ROU assets and lease liabilities related to our operating leases are as follows:	ROU assets and lease liabilities related to our operating leases are as follows:
LEASES
March 31, 2022
Right-of-use assets	$179,906
Current operating lease liabilities	36,987
Non-current operating lease liabilities	142,919

December 31, 2021
Right-of-use assets	$188,770
Current operating lease liabilities	36,369
Non-current operating lease liabilities	152,401

Schedule of Future minimum lease payments
LEASES (Details 2)
Years Ending
December 31,	Operating Leases
2022	$36,000
2023	48,000
2024	48,000
2025	48,000
2026	28,000
Total	208,000
Less imputed Interest	28,094
Total liability	$179,906

Years Ending
December 31,	Operating Leases
2022	$48,000
2023	48,000
2024	48,000
2025	48,000
2026	28,000
Total	220,000
Less imputed Interest	31,230
Total liability	$188,770

Schedule of information related to Operating leases	Other information related to leases is as follows:	Other information related to leases is as follows:
LEASES (Details 3)
Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Operating Leases	4.3 years	7%

Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Operating Leases	4.5 years	7%

Schedule of Financing lease assets and liabilities related to our financing leases	Financing lease assets and liabilities related to our financing leases are as follows:	Financing lease assets and liabilities related to our financing leases are as follows:
LEASES (Details 4)
March 31, 2022
Right-of-use assets	$25,678
Current financing lease liabilities	4,746
Non-current financing lease liabilities	20,932

December 31, 2021
Right-of-use assets	$26,815
Current financing lease liabilities	4,666
Non-current financing lease liabilities	22,149

Schedule of Future minimum lease payments	The following is a schedule, by years, of future minimum lease payments required under the finance leases:	The following is a schedule, by years, of future minimum lease payments required under the finance leases:
LEASES (Details 5)
Years Ending
December 31,	Finance Leases
2022	4,750
2023	6,334
2024	6,334
2025	6,334
2026	6,334
Total	30,086
Less imputed Interest	4,408
Total liability	$25,678

Years Ending
December 31,	Finance Leases
2022	$6,334
2023	6,334
2024	6,334
2025	6,334
2026	6,334
Total	31,670
Less imputed Interest	4,855
Total liability	$26,815

Schedule of information related to Finance leases	Other information related to leases is as follows:	Other information related to leases is as follows:
LEASES (Details 6)
Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Finance Leases	4.75 years	7%

Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Finance Leases	6 years	7%